Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Enzymatics
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation

(in thousands)	Enzymatics acquisition
Purchase Price:
Cash consideration	$114,224
Fair value of contingent consideration	13,600
$127,824

Final Allocation:
Cash and cash equivalents	$1,178
Accounts receivable	2,813
Prepaid and other current assets	1,330
Fixed and other long-term assets	1,414
Accounts payable	(3,090)
Accruals and other current liabilities	(1,940)
Long term deferred tax liability	(21,558)
Developed technology, licenses and know-how	28,600
Tradenames	6,600
Customer relationships	22,300
Goodwill	90,177
$127,824

Ingenuity
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
he final purchase price allocation for Ingenuity was as follows:

(in thousands)	Ingenuity acquisition
Purchase Price:
Cash consideration	$106,932
$106,932

Final Allocation:
Cash and cash equivalents	$4,449
Accounts receivable	2,018
Prepaid and other current assets	1,834
Current deferred tax asset	3,126
Fixed and other long-term assets	2,648
Long-term deferred tax asset	13,203
Accounts payable	(2,662)
Accruals and other current liabilities	(14,558)
Liabilities assumed	(557)
Developed technology, licenses and know-how	37,903
Tradenames	3,359
In-process research and development	2,069
Customer relationships	1,023
Goodwill	69,479
Deferred tax liability on fair value of identifiable intangible assets acquired	(16,402)
$106,932